Class A Shares [Member] Performance Management - Class A Shares - AB Balanced Hedged Allocation Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]
The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:
•	how the Portfolio’s performance changed from year to year over ten years; and
•
how the Portfolio’s average annual returns for one, five and ten years compare to those of a broad-based securities market index and an additional index that more closely reflects the types of securities in which the Portfolio invests.

The performance information does not take into account separate account charges. If separate account charges were included, an investor’s return would be lower. The Portfolio’s past performance, of course, does not necessarily indicate how it will perform in the future.
Effective May 1, 2022, the Portfolio made certain changes to its principal strategies, including the modification of the strategies to invest in ETFs, most or all of which are passively managed; reduce allocations to international securities; add the Risk Management Component; and eliminate the targets for allocation of investments in natural resource equity securities and inflation sensitive equity securities. In addition, effective May 1, 2018, the Portfolio amended its principal strategies by eliminating the static targets for allocation of investments among asset classes, changing the securities selection strategies used for the equity portion of the Portfolio, and broadening the types of real asset securities in which the Portfolio invests. In light of these changes, the performance shown below for periods prior to May 1, 2022 is based on the Portfolio’s prior principal strategies and may not be representative of the Portfolio’s performance under its current principal strategies.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance, of course, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	how the Portfolio’s performance changed from year to year over ten years; andhow the Portfolio’s average annual returns for one, five and ten years compare to those of a broad-based securities market index and an additional index that more closely reflects the types of securities in which the Portfolio invests.
Bar Chart Does Not Reflect Sales Loads [Text]	The performance information does not take into account separate account charges. If separate account charges were included, an investor’s return would be lower.
Bar Chart [Heading]	Bar Chart
Bar Chart Closing [Text Block]	Calendar Year End (%) During the period shown in the bar chart, the Portfolio’s: Best Quarter was up 13.83%, 2nd quarter, 2020; and Worst Quarter was down -16.70%, 1st quarter, 2020.
Performance Table Heading	Performance Table Average Annual Total Returns (For the periods ended December 31, 2025)
Class A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	13.83%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(16.70%)
Lowest Quarterly Return, Date	Mar. 31, 2020